Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Segment Reporting [Abstract]
Schedule of Operating Information

The following table represents a summary of operating information for the six months ended December 31, 2018:

Revenues	Technology	Entertainment
Technology	$ 857,586	$ -
Entertainment	-	511,044

Cost of Sales
Technology	717,240	-
Entertainment	-	163,323

Gross Profit	140,346	347,721

General and Administrative Expenses
Technology	1,940,582	-
Entertainment	-	425,188

Other Income (Expense)
Technology	(22,840)	-
Entertainment	-	14,293

Net Loss	$ (1,823,076)	$ (63,174)

The following table summarizes operating results for the year ended June 30, 2019 for Technology and the period from July 1, 2018 to February 6, 2019 for Entertainment:

Revenues	Technology	Entertainment
Technology	$ 1,292,353	$ -
Entertainment	-	589,705

Cost of Sales
Technology	1,545,093	-
Entertainment	-	221,238

Gross Profit	(252,740)	368,467

General and Administrative Expenses
Technology	5,410,650	-
Entertainment	-	427,620

Other Income (Expense)
Technology	(966,279)	-
Entertainment	-	25,705

Net Loss	$ (6,629,669)	$ (33,448)

The following table presents a summary of operating information for the three months ended June 30, 2018:

Revenues	Technology	Entertainment
Technology	$ 172,754	$ -
Entertainment	-	34,946

Cost of Sales
Technology	171,304	-
Entertainment	-	6,804

Gross Profit	1,450	28,142

General and Administrative Expenses
Technology	1,364,124	-
Entertainment	-	7,404

Other Income (Expense)
Technology	(4,521)	-
Entertainment	-	(23,666)

Net Loss	$ (1,367,195)	$ (2,928)

Schedule of identifiable assets and liabilities
Assets	Technology	Entertainment

Cash	$ 151,853	$ 32,402
Property and equipment, net	45,059	4,209,392
Receivables	326,183	15,543
Inventory	580,756	6,008
Prepaid and other current assets	1,184	12,450
Other assets	-	1,511,844
Goodwill	58,092	589,705
Total Assets	$ 1,163,127	$ 6,621,859

Liabilities
Accounts payable	$ 570,069	$ 201,011
Debt	951,453	5,393,385
Accrued expenses	22,495	124,483
Deferred revenue	219,820	-
Total Liabilities	1,763,837	$ 5,718,879